DERIVATIVE FINANCIAL INSTRUMENTS - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	£ 1,204	£ 1,432
Liabilities	702	818
Ceased cash flow hedge accounting	0	0
Fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	1,204	1,432
Liabilities	702	818
Group Entities | Fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	544	762
Liabilities	£ 244	£ 230